Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 58,958	$ 57,049	$ 51,950	$ 48,226	$ 46,736	$ 45,502	$ 36,011	$ 24,929	$ 216,183		$ 153,178	$ 83,752
Expenses	(101,054)	(49,084)	(45,500)	(43,248)	(51,901)	(39,488)	(45,146)	(24,651)	(238,886)		(161,186)	(79,622)
Operating income (loss)	(42,096)	7,965	6,450	4,978	(5,165)	6,014	(9,135)	278	(22,703)		(8,008)	4,130
Interest and other income	67	64	44	97	90	87	437	324	272		938	1,487
Interest expense	(9,033)	(8,521)	(8,536)	(8,830)	(8,364)	(8,578)	(7,369)	(6,106)	(34,920)	[1]	(30,417)	(19,037)	[1]
Equity in earnings (loss) of unconsolidated joint ventures					(8)	(14)	44	35	0		57	326
Gain on sale of real estate and other assets	0	548	0	0	0	743	0	0	48		743	40
Income tax (expense) benefit	(118)	7	11	(161)	(6)	174	(224)	0	(261)		(56)	(2)
Income (loss) from continuing operations	(51,180)	63	(2,031)	(3,916)	(13,453)	(1,574)	(16,247)	(5,469)	(57,064)		(36,743)	(13,056)
Income (loss) from discontinued operations	(2,790)	158	108	3,668	(55,842)	(131,275)	(3,646)	(2,322)	1,144		(193,085)	(8,869)
Gain on sale of real estate from discontinued operations	3,172	995	3,197	5,575	11,258	2,275	4,292	0	12,939		17,825	8,518
Net income (loss)	(50,798)	1,216	1,274	5,327	(58,037)	(130,574)	(15,601)	(7,791)	(42,981)		(212,003)	(13,407)
Noncontrolling interests	1,796	913	1,499	(622)	986	77,547	3,371	3,196	(3,317)		(85,105)	(10,789)
Net income (loss) attributable to Parkway Properties, Inc.	(49,002)	2,129	2,773	4,705	(57,051)	(53,027)	(12,230)	(4,595)	(39,395)		(126,903)	(2,618)
Dividends on preferred stock	(2,711)	(2,711)	(3,721)	(2,711)	(2,711)	(2,711)	(2,443)	(2,187)	(10,843)		(10,052)	(6,325)
Net income (loss) attributable to common stockholders	$ (51,713)	$ (582)	$ (948)	$ 1,994	$ (59,762)	$ (55,738)	$ (14,673)	$ (6,782)	$ (51,249)		$ (136,955)	$ (8,943)
Basic: [Abstract]
Loss from continuing operations attributable to Parkway Properties, Inc. (in dollars per share)	$ (1.17)	$ (0.04)	$ (0.17)	$ (0.18)	$ (0.61)	$ (0.05)	$ (0.79)	$ (0.29)
Discontinued operations (in dollars per share)	$ 0.01	$ 0	$ 0.13	$ 0.27	$ (2.16)	$ (2.54)	$ 0.11	$ (0.03)
Basic net loss attributable to Parkway Properties, Inc. (in dollars per share)	$ (1.16)	$ (0.02)	$ (0.04)	$ 0.09	$ (2.77)	$ (2.59)	$ (0.68)	$ (0.32)
Dividends per common share (in dollars per share)	$ 0.1125	$ 0.1125	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.375		$ 0.30	$ 0.30
Diluted: [Abstract]
Loss from continuing operations attributable to Parkway Properties, Inc. (in dollars per share)	$ (1.17)	$ (0.04)	$ (0.17)	$ (0.18)	$ (0.61)	$ (0.05)	$ (0.79)	$ (0.29)
Discontinued operations (in dollars per share)	$ 0.01	$ 0	$ 0.13	$ 0.27	$ (2.16)	$ (2.54)	$ 0.11	$ (0.03)
Diluted net loss attributable to Parkway Properties, Inc. (in dollars per share)	$ (1.16)	$ (0.02)	$ (0.04)	$ 0.09	$ (2.77)	$ (2.59)	$ (0.68)	$ (0.32)
Weighted average shares outstanding: [Abstract]
Basic	44,476	36,487	23,440	21,568	21,541	21,502	21,489	21,476	31,542		21,497	21,421
Diluted	44,476	36,487	23,440	21,568	21,541	21,502	21,489	21,476	31,542		21,497	21,421

[1]	Interest expense for office properties represents interest expense on property secured mortgage debt. It does not include interest expense on the Company's unsecured credit facility, which is included in "Unallocated and Other".